Focused Appreciation Portfolio

SCHEDULE OF INVESTMENTS

March 31, 2019 (unaudited)

Common Stocks (99.1%)	Shares/ Par +	Value $ (000’s)
Communication Services (11.3%)
Alphabet, Inc. - Class A *	23,878	28,102
Alphabet, Inc. - Class C *	23,925	28,071
Facebook, Inc. - Class A *	319,227	53,212

Total		109,385

Consumer Discretionary (19.2%)
Alibaba Group Holding, Ltd., ADR *	310,792	56,704
Amazon.com, Inc. *	36,391	64,803
Starbucks Corp.	428,044	31,821
Yum China Holdings, Inc.	317,757	14,270
Yum! Brands, Inc.	184,145	18,380

Total		185,978

Consumer Staples (13.0%)
The Coca-Cola Co.	493,658	23,133
Colgate-Palmolive Co.	272,516	18,678
Danone SA, ADR	1,647,694	25,358
Monster Beverage Corp. *	540,528	29,502
The Procter & Gamble Co.	278,690	28,998

Total		125,669

Energy (1.8%)
Schlumberger, Ltd.	394,451	17,186

Total		17,186

Financials (5.0%)
American Express Co.	100,038	10,934
FactSet Research Systems, Inc.	72,621	18,030
SEI Investments Co.	377,614	19,730

Total		48,694

Health Care (14.9%)
Amgen, Inc.	82,657	15,703
Cerner Corp. *	332,374	19,015
Merck & Co., Inc.	142,312	11,836
Novartis AG, ADR	175,016	16,826
Novo Nordisk A/S, ADR	539,450	28,219
Regeneron Pharmaceuticals, Inc. *	82,239	33,769
Varian Medical Systems, Inc. *	129,212	18,312

Total		143,680

Industrials (5.5%)
Deere & Co.	161,178	25,763
Expeditors International of Washington, Inc.	363,903	27,620

Total		53,383

Common Stocks (99.1%)	Shares/ Par +	Value $ (000’s)
Information Technology (28.4%)
Autodesk, Inc. *	259,011	40,359
Automatic Data Processing, Inc.	59,732	9,542
Cisco Systems, Inc.	569,734	30,760
Microsoft Corp.	277,946	32,781
NVIDIA Corp.	127,758	22,940
Oracle Corp.	947,887	50,911
QUALCOMM, Inc.	425,321	24,256
Visa, Inc. - Class A	403,520	63,026

Total		274,575

Total Common Stocks (Cost: $648,390)		958,550

Short-Term Investments (0.8%)
Money Market Funds (0.8%)
State Street Institutional U.S. Government Money Market Fund - Premier Class 2.390% #	7,924,706	7,925

Total		7,925

Total Short-Term Investments (Cost: $7,925)		7,925

Total Investments (99.9%) (Cost: $656,315)@		966,475

Other Assets, Less Liabilities (0.1%)		610

Net Assets (100.0%)		967,085

Focused Appreciation Portfolio

+	All par is stated in U.S Dollar unless otherwise noted.
*	Non income producing
#	7-Day yield as of 3/31/2019.
@

At March 31, 2019, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $656,315 and the net unrealized appreciation of investments based on that cost was $310,160 which is comprised of $326,695 aggregate gross unrealized appreciation and $16,535 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at March 31, 2019.

	Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Common Stocks	$958,550	$—	$—
Short-Term Investments	7,925	—	—

Total Assets:	$966,475	$—	$—

Abbreviations (unaudited)

Abbreviations that may be used in the preceding statements

ADR	American Depositary Receipt
AFC	Available Funds Cap security - Security accrues interest at an assumed or uncapped rate. If the interest rate on the underlying loans is lower than the uncapped rate, then the security will pay at the lower rate.
CSTR	Collateral Strip Rate security - interest is based on the weighted net interest rate of the collateral.
EXE	Security receives collateral principal and interest paid which exceeds the amount of principal and income obligated to all bonds in the deal.
IO	Interest Only Security
GO	General Obligation
RB	Revenue Bond
CPURNSA	U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
CME	Chicago Mercantile Exchange
ICE	Intercontinental Exchange

Currency Abbreviations

ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Chinese Yuan Renminbi - Offshore
CNY	China Yuan Renminbi
COP	Colombian Peso
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KES	Kenyan Shilling
KRW	South Korean Won
MXN	Mexican New Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippines Peso
PLN	Poland Zloty
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	Taiwan Dollar
ZAR	South African Rand